NOTES PAYABLE (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Apr. 24, 2025	Feb. 19, 2021	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020	Jun. 30, 2025	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Paycheck protection plan interest			$ 103,618
Paycheck protection plan loan payable					$ 471,300	$ 1,283,624
Other non-convertible notes			5,670,350		4,846,655	2,909,119
Notes value			25,658,086		24,272,066	19,217,018
Amortization of incentive shares			1,803
Interest expense from amortization				$ 260,246		1,429,386
PPP loan forgiven					812,324
Long-Term Line of Credit, Noncurrent					2,239,019	1,960,276
Loans Payable					471,300
Amortization of Debt Issuance Costs						76,927
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								850,000
Chief Executive Officer [Member]
Debt Instrument [Line Items]
Loans Payable					1,626,983	1,350,623
Prior Chief Executive Officer [Member]
Debt Instrument [Line Items]
Loans Payable					151,858	157,298
Unrelated Parties [Member]
Debt Instrument [Line Items]
Loans Payable					460,178	246,220
Paycheck Protection Plan Loan [Member]
Debt Instrument [Line Items]
Proceeds from loans	$ 471,300	$ 103,618					$ 1,386,580
Original issuance discounts					0	2,135,500
Debt discount					214,812	0
Eighteen Non Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument face amount										$ 2,076,158
Eighteen Non Convertible Notes Payable [Member] | Twenty Percentage Cash Payment Notes [Member]
Debt Instrument [Line Items]
Debt instrument face amount									$ 2,076,158	$ 2,076,158
Interest fee									20.00%	20.00%
Non Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Cumulative principal					1,283,521	156,000
Notes payable					2,607,636	792,637
Non Convertible Notes Payable [Member] | Twenty Percentage Cash Payment Notes [Member]
Debt Instrument [Line Items]
Cumulative principal					1,283,521	156,000
Notes payable					2,607,636			$ 2,995,137
Other Non Convertible Notes [Member]
Debt Instrument [Line Items]
Other non-convertible notes			2,293,963		2,239,019
Original issuance discounts			583,736	0
Debt discount			8,507		214,812
Other Non Convertible Notes [Member] | Chief Executive Officer [Member]
Debt Instrument [Line Items]
Notes value			2,142,105		1,626,983
Other Non Convertible Notes [Member] | Chief Financial Officer [Member]
Debt Instrument [Line Items]
Notes value			$ 151,858		151,858
Other Non Convertible Notes [Member] | Multiple Unrelated Parties [Member]
Debt Instrument [Line Items]
Notes value					$ 460,178
Other Non Convertible Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed interest rates			18.00%		18.00%
10% OID Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Original issuance discounts			$ 0		$ 0
Debt instrument description			The 10% Notes have full ratchet and anti-dilution provisions, a principal adjustment provision upon default, providing for a principal increase to 110% at maturity if unpaid, 120% at Nine months if unpaid and 130% at 12 months if unpaid. The 10% Notes were due March 31, 2022 and to date, all default provisions have been waived. The amounts due under the 10% Secured Convertible Notes are secured by assets of the Company pursuant to a security agreement.		The Company entered into Security Purchase Agreements with lenders for the sale of 10% original issue discount senior secured promissory notes (“10% Notes”) and warrants to purchase shares of the Company’s common stock equal to 50% of the face value. The 10% Notes accrue interest at 10% per annum payable quarterly, are convertible into shares of the Company’s common stock at the option of the holder at any time. The conversion price in effect on the conversion date shall be equal to: the lesser of 75% of the price per share of Common Stock paid by other investors for a majority of the Common Stock issued in the qualified financing (as defined under the 10% Notes) or seventy five cents ($0.75), subject to adjustment therein.
Warrants exercisable description			Warrants to purchase shares of the Company’s common stock have a five-year term, are exercisable upon the completion of a “Qualified Financing” at a cash exercise price equal to the lower of 93.75% of the per share price of Company’s common stock sold to third-party investors in that Qualified Financing, or $0.75 per share, subject to adjustment. The value of the warrants was recorded as debt discounts that are being amortized to interest expense over the life of the notes.		Warrants to purchase shares of the Company’s common stock have a five-year term, are exercisable upon the completion of a “Qualified Financing” at a cash exercise price equal to the lower of 93.75% of the per share price of Company’s common stock sold to third-party investors in that Qualified Financing, or $0.75 per share, subject to adjustment. The value of the warrants was recorded as debt discounts that are being amortized to interest expense over the life of the notes.
Notes balance			$ 5,973,000		$ 5,973,000	5,973,000
Discounts from warrants			0		0	0
Discounts from deferred finance costs			$ 0		0
Original issuance discounts					0	0
Discounts from deferred finance costs					0	0
Interest expense from amortization					0	0
Interest expense from the amortization of debt discounts from warrants					0	0
Accrued interest					2,536,309	828,527
Amortization of Debt Issuance Costs					0	0
Interest Payable					$ 1,048,304	660,764
10% OID Senior Secured Convertible Notes [Member] | Security Purchase Agreements [Member]
Debt Instrument [Line Items]
Debt instrument description			The Company entered into Security Purchase Agreements with lenders for the sale of 10% original issue discount senior secured promissory notes (“10% Notes”) and warrants to purchase shares of the Company’s common stock equal to 50% of the face value. The 10% Notes accrue interest at 10% per annum payable quarterly, are convertible into shares of the Company’s common stock at the option of the holder at any time. The conversion price in effect on the conversion date shall be equal to: the lesser of 75% of the price per share of Common Stock paid by other investors for a majority of the Common Stock issued in the qualified financing (as defined under the 10% Notes) or seventy five cents ($0.75), subject to adjustment therein.
35 % OID Super Priority Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Debt instrument face amount						538,462
Cumulative principal						0
Debt instrument description			The Company entered into Security Purchase Agreements with lenders for the sale of 35% original issue discount senior secured promissory notes (“35% Notes”), warrants to purchase shares of the Company’s common and shares of the Company’s common stock as incentives. The 35% Notes have a 35% original issuance discount being amortized to interest expense through maturity, are non-interest bearing, are due at the earlier of six months from the date of issue or upon the occurrence of a liquidity event and are prepayable by the Company at any time at a premium of 120% of the outstanding balance. Upon the occurrence of default, the holder shall have the right, at the holder’s option, to convert the 35% Note in whole or in part, including any outstanding principal amount, interest and any fees and any and all other outstanding amounts owing thereon, in each case, at the lower of 1) 75% of average of the two lowest closing prices of the Company’s common stock during the fifteen (15) consecutive trading days ending on the trading day immediately prior to the applicable conversion; or 2) a 25% discount to lowest share price sold by the Company based on any subsequent financings with other investors.		The Company entered into Security Purchase Agreements with lenders for the sale of 35% original issue discount senior secured promissory notes (“35% Notes”), warrants to purchase shares of the Company’s common and shares of the Company’s common stock as incentives. The 35% Notes have a 35% original issuance discount being amortized to interest expense through maturity, are non-interest bearing, are due at the earlier of six months from the date of issue or upon the occurrence of a liquidity event and are prepayable by the Company at any time at a premium of 120% of the outstanding balance. Upon the occurrence of default, the holder shall have the right, at the holder’s option, to convert the 35% Note in whole or in part, including any outstanding principal amount, interest and any fees and any and all other outstanding amounts owing thereon, in each case, at the lower of 1) 75% of average of the two lowest closing prices of the Company’s common stock during the fifteen (15) consecutive trading days ending on the trading day immediately prior to the applicable conversion; or 2) a 25% discount to lowest share price sold by the Company based on any subsequent financings with other investors.
Warrants exercisable description			Warrants to purchase shares of the Company’s common stock warrants have a five-year term, are exercisable upon the completion of a Qualified Financing at a cash exercise price equal to 93.75% of the per share price of the Company’s common stock sold to third-party investors in a Qualified Financing.		Warrants to purchase shares of the Company’s common stock warrants have a five-year term, are exercisable upon the completion of a Qualified Financing at a cash exercise price equal to 93.75% of the per share price of the Company’s common stock sold to third-party investors in a Qualified Financing.
Notes balance			$ 5,600,462		$ 5,600,462	5,600,462
Discounts from warrants			0		0	0
Discounts from deferred finance costs						70,000
Original issuance discounts			0		0	0
Discounts from deferred finance costs			0		0	0
Discounts from incentive shares			0		0	0
Interest expense from amortization			0	0	0	224,025
Interest expense from the amortization of debt discounts from warrants			0	0	0	1,672
Amortization of incentive shares			0	$ 0	0	48,774
Amortization of Debt Issuance Costs					0	0
Debt Instrument, Unamortized Discount (Premium), Net						188,462
Cash						$ 280,000
35 % OID Super Priority Senior Secured Convertible Notes [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Outstanding						269,231
Stock Issued During Period, Shares, New Issues						100,000
Twenty Percent O I D Unsecured Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument face amount			2,427,500		2,427,500
Debt discount			$ 0
Debt instrument description			The Company entered into Security Purchase Agreements with lenders for the sale of 20% original issue discount promissory notes (“20% Notes”), warrants to purchase shares of the Company’s common stock with a five-year term, exercisable at any time at the option of the holder at a cash exercise price equal to 85% of the per share price of Company’s common stock sold to third-party investors in a qualified financing and incentive shares of the Company’s common stock. The 20% Notes accrue interest at 10% per annum, principal and interest are due at the earlier of six months from the date of issue or upon the occurrence of a liquidity event.
Warrants exercisable description			The holder shall have the right to convert the principal amount of the 20% Note and any accrued interest into Common Stock (i) on a qualified financing at a price equal to 85% of the qualified offering price; or (i) otherwise at a conversion price equal to: a 10% discount to the VWAP for the five days preceding the date of conversion subject to a maximum price of $1.00, subject to adjustment therein. The 20% OID Notes are not convertible into shares of Series C Preferred Stock of the Company.
Interest expense from amortization			$ 8,250
Amortization of incentive shares			0
Interest expense from amortization			0
Accrued interest			$ 1,727
Twenty Percent OID Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument face amount					2,427,500
Notes payable					2,427,500	$ 468,250
Amortization of incentive shares					0	1,803
Interest Payable					211,274	1,727
Debt Instrument, Unamortized Discount (Premium), Net					434,375
Cash					$ 1,993,125
Twenty Percent OID Convertible Notes Payable [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues					5,134,375
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					1,967,875
20% OID Senior Secured Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Interest expense from amortization					$ 0	8,250
Accrued interest					209,502	1,727
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Original issuance discounts					3,002,702
Convertible debt fees					527,051
Convertible Debt					85,000	281,712
Outstanding balance of debt discount					$ 0	$ 85,000